Shareholders Equity (USD $)	Common Stock Quarterly Report	Members Deficit Quarterly Report	Retained Earnings (Deficit) Quarterly Report	Quarterly Report	Total
Beginning Balance at Dec. 31, 2011		$ (10,700)			$ (10,700)
Beginning Balance, Shares at Dec. 31, 2011
Net Loss		(163,456)			(163,456)
Ending Balance at Dec. 31, 2012		(174,156)		(174,156)	(174,156)
Ending Balance, Shares at Dec. 31, 2012
Shares issued due to conversion from LLC to C-Corp., Shares	1,675,000,000
Shares issued due to conversion from LLC to C-Corp., Value	16,750,000	174,156	(16,924,156)
Net Loss			(183,802)		(183,802)
Ending Balance at Sep. 30, 2013	$ 16,750,000		$ (17,107,958)	$ (357,958)	$ (357,958)
Ending Balance, Shares at Sep. 30, 2013	1,675,000,000